Loans and Allowance for Credit Losses, Troubled Debt Restructurings, Current Defaults (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	$ 466	$ 424	$ 446
Commercial Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	239	193	174
Commercial and Industrial Loans [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	173	124	66
Commercial Real Estate Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	61	66	104
Commercial Real Estate Construction [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	4	3	4
Commercial Lease Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	1	0	0
Consumer Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	227	231	272
Real estate 1-4 family first mortgage [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	114	138	187
Real estate 1-4 family junior lien mortgage [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	19	20	17
Credit Card [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	74	56	52
Automobile [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	15	13	13
Other revolving credit and installment [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	$ 5	$ 4	$ 3